16. Short and long-term debt (Tables)	12 Months Ended
Dec. 31, 2017
Short And Long-term Debt Tables
Schedule of short and long-term debt
	Maturity of the contract	Interest rate	12/31/2017	12/31/2016
Short-term debt
Local currency
Safra (a)	May 2018	128% of DI	-	9,690
Debentures VI (g)	Sep. 2019	132% of DI	395,093	-
Interest accrued	-	-	23,921	45,026
Foreign currency (US$)
J.P. Morgan (b)	Aug. 2019	1.32% p.a.	43,909	42,275
Finimp (c)	Dec. 2018	5.75% p.a.	240,973	174,428
Engine Facility (Cacib) (d)	Jun. 2021	Libor 3m+2.25% p.a.	17,145	16,889
ExIm (Cacib) (e)	Apr. 2019	Libor 3m+0.75% p.a.	47,507	-
Senior Notes I (f)	Apr. 2017	7.60% p.a.	-	182,418
Senior Notes V (k)	Dec. 2018	9.71% p.a.	23,258	-
PK Finance (q)	Aug. 2026	5.70% p.a.	7,883	-
Interest accrued	-	-	74,989	97,670
			874,678	568,396

Finance leases	Jun. 2025	4.04% p.a.	288,194	266,894

Total short-term debt			1,162,872	835,290

Long-term debt
Local currency
Safra (a)	May. 2018	128% of DI	-	4,871
Debentures VI (g)	Sep. 2019	132% of DI	617,333	1,005,242
Foreign currency (US$)
J.P. Morgan (b)	Aug. 2019	Libor 3m+0.75% p.a.	12,451	11,142
Engine Facility (Cacib) (d)	Jun. 2021	Libor 3m+2.25% p.a.	142,137	156,917
ExIm (Cacib) (e)	Apr. 2019	Libor 3m+0.75% p.a.	35,634	-
PK Finance (p)	Aug. 2026	5.70% p.a.	78,239	-
Senior Notes II (h)	Jul. 2020	9.64% p.a.	314,589	368,000
Senior Notes III (i)	Feb. 2023	11.30% p.a.	69,074	68,053
Senior Notes IV (j)	Jan. 2022	9.24% p.a.	299,524	889,595
Senior Notes V (k)	Dec. 2018	9.71% p.a.	-	43,010
Senior Notes VI (l)	Jul. 2021	9.87% p.a.	127,181	120,631
Senior Notes VII (m)	Dec. 2028	9.84% p.a.	54,752	52,721
Senior Notes VIII (n)	Jan. 2025	7.19% p.a.	1,597,713	-
Perpetual Notes (o)	-	8.75% p.a.	438,201	428,436
Term Loan (p)	Aug. 2020	6.70% p.a.	968,010	944,194
			4,754,838	4,092,812

Finance leases	Jun. 2025	4.04% p.a.	1,187,957	1,451,118

Total long-term debt			5,942,795	5,543,930

Total			7,105,667	6,379,220

Schedule of maturities of long-term debt
	2019	2020	2021	2022	2022 onwards	Without maturity date	Total
Local currency
Debentures VI	617,333	-	-	-	-	-	617,333
Foreign currency (US$)
J.P. Morgan	12,451	-	-	-	-	-	12,451
Engine Facility (Cacib)	17,177	17,177	107,783	-	-	-	142,137
ExIm (Cacib)	35,634	-	-	-	-	-	35,634
PK Finance	8,352	8,838	9,375	9,933	41,741	-	78,239
Senior Notes II	-	314,589	-	-	-	-	314,589
Senior Notes III	-	-	-	-	69,074	-	69,074
Senior Notes IV	-	-	-	299,524	-	-	299,524
Senior Notes VI	-	-	127,181	-	-	-	127,181
Senior Notes VII	-	-	-	-	54,752	-	54,752
Senior Notes VIII	-	-	-	-	1,597,713	-	1,597,713
Perpetual Notes	-	-	-	-	-	438,201	438,201
Term Loan	-	968,010	-	-	-	-	968,010
Total	690,947	1,308,614	244,339	309,457	1,763,280	438,201	4,754,838

Schedule of fair value of senior and perpetual Notes
	Book value (c)	Market value
Senior Notes and Perpetual Notes (a)	2,974,501	2,955,391
Debentures (b)	1,036,348	1,072,232
Term Loan (b)	989,572	1,013,929
Other	629,095	724,788
Total	5,629,516	5,766,340

Schedule of funding operations
Renegotiation and issuance	Bank	Principal amount		Interest	Maturity
date		(US$)	(R$)	rate (p.a.)	date
01/13/2017	Banco do Brasil	5,245	16,803	6.13%	01/05/2018
02/01/2017	Banco do Brasil	8,595	27,057	6.15%	01/28/2018
02/10/2017	Banco do Brasil	4,815	15,001	6.14%	02/05/2018
04/20/2017	Banco do Brasil	4,274	13,442	6.20%	04/16/2018
05/31/2017	Banco Safra	5,407	17,540	4.85%	05/29/2018
06/26/2017	Banco do Brasil	9,638	31,929	5.95%	06/21/2018
06/26/2017	Banco Safra	4,571	15,142	5.17%	06/21/2018
06/30/2017	Banco do Brasil	10,436	34,526	5.85%	06/28/2018
06/30/2017	Banco do Brasil	7,823	25,879	5.85%	06/28/2018
10/30/2017	Banco do Brasil	2,693	8,768	5.53%	01/12/2018
12/04/2017	Banco Safra	9,347	30,383	5.11%	11/29/2018

Schedule of senior Notes and Perpetual Notes Exchange Offer
	Type	Transaction date	Previous balance	Payments	New issues	Closing balance	Premium paid (*)
Senior Notes II	Tender offer	12/29/2017	116,968	(21,191)	-	95,777	(422)
Senior Notes IV	Tender offer	12/11/2017	276,730	(185,197)	-	91,533	(12,071)
Senior Notes V	Prepayment	12/19/2017	14,685	(7,379)	-	7,306	-
Senior Notes VIII	Issuance	12/11/2017	-	-	482,717	482,717	-
Total in U.S. dollars			408,383	(213,767)	482,717	677,333	(12,493)

Total in Brazilian Reais			1,331,982	(707,141)	1,596,828	2,221,669	(41,327)

Schedule of future payments of finance agreements
	12/31/2017	12/31/2016
2017	-	350,883
2018	333,795	328,931
2019	319,511	307,027
2020	267,477	267,885
2021	224,591	227,204
2022	119,200	115,367
Thereafter	326,823	292,362
Total minimum lease payments	1,591,397	1,889,659
Less total interest	(115,246)	(171,647)
Present value of minimum lease payments	1,476,151	1,718,012
Less current portion	(288,194)	(266,894)
Noncurrent portion	1,187,957	1,451,118